Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related parties
Schedule of Controlling Interests

The main shareholders of GeoPark Limited as of December 31, 2025, based on Schedules 13D, 13G and 13F filed with the SEC, are:

	Common	Percentage of outstanding
Shareholder	shares	common shares
James F. Park (a)	8,817,251	17.05%
Parex Resources Inc. (b)	6,085,086	11.77%
Fourth Sail Capital LP (c)	3,232,585	6.25%
Socoservin Overseas SPF S.à.r.l. (d)	2,889,315	5.59%
Renaissance Technologies LLC (e)	2,730,853	5.28%
Other shareholders	27,952,108	54.06%
	51,707,198	100.00%
(a)	Held by James F. Park directly and indirectly through GoodRock, LLC and Spark Resources LLC, which are controlled by Mr. Park.
(b)	The information set forth above and listed in the table is based solely on the disclosure set forth in Parex Resources Inc.’s most recent Schedule 13D filed with the SEC on February 23, 2026.
(c)	The information set forth above and listed in the table is based solely on the disclosure set forth in Fourth Sail’s most recent Schedule 13G filed with the SEC on February 24, 2026.
(d)	The information set forth above and listed in the table is based solely on the disclosure set forth in Socoservin Overseas’ most recent Schedule 13G filed with the SEC on May 7, 2025.
(e)	The information set forth above and listed in the table is based solely on the disclosure set forth in Renaissance’s most recent Schedule 13F filed with the SEC on February 12, 2026.

Schedule of Balances Outstanding and Transactions with Related Parties

Balances outstanding and transactions with related parties

	Balances
	at year
Account (Amounts in US$´000)	end	Related Party	Relationship
2025
To be recovered from co-venturers	14,610	Joint Operations	Joint Operations
To be paid to co-venturers	(708)	Joint Operations	Joint Operations
2024
To be recovered from co-venturers	9,740	Joint Operations	Joint Operations
To be paid to co-venturers	(1,829)	Joint Operations	Joint Operations
2023
To be recovered from co-venturers	8,630	Joint Operations	Joint Operations
To be paid to co-venturers	(522)	Joint Operations	Joint Operations